PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investment 73.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $27,721,973)(wb)	27,721,973	$27,721,973

TOTAL INVESTMENTS 73.7% (cost $27,721,973)		27,721,973
Other assets in excess of liabilities(z) 26.3%		9,914,834

Net Assets 100.0%		$37,636,807

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PHP—Philippine Peso
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
ZAR—South African Rand

ASX—Australian Securities Exchange
BTP—Buoni del Tesoro Poliennali
CAC40—French Stock Market Index
CBOE—Chicago Board Options Exchange
DAX—German Stock Index
FTSE—Financial Times Stock Exchange
MSC—Morgan Stanley & Co. LLC
NASDAQ—National Association of Securities Dealers Automated Quotations
OAT—Obligations Assimilables du Tresor

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
OTC—Over-the-counter
S&P—Standard & Poor’s
SGX—Singapore Exchange
SONIA—Sterling Overnight Index Average
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TSX—Toronto Stock Exchange

(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day ASX Bank Bill	Sep. 2025	$647,911	$(17)
65	3 Month SONIA Index	Dec. 2025	20,081,737	28,118
161	2 Year U.S. Treasury Notes	Sep. 2024	33,064,117	32,828
95	5 Year U.S. Treasury Notes	Sep. 2024	10,249,610	35,925
29	10 Year Australian Treasury Bonds	Sep. 2024	2,186,266	20,692
29	10 Year Canadian Government Bonds	Sep. 2024	2,582,306	30,879
36	10 Year Euro-Bund	Sep. 2024	5,210,255	38,063
7	10 Year Japanese Government Bonds	Sep. 2024	6,668,936	(27,588)
10	10 Year U.S. Treasury Notes	Sep. 2024	1,118,125	2,534
9	20 Year U.S. Treasury Bonds	Sep. 2024	1,087,031	6,426
12	30 Year Euro Buxl	Sep. 2024	1,749,868	25,404
33	ASX SPI 200 Index	Sep. 2024	4,348,980	74,394
8	CAC40 10 Euro	Aug. 2024	653,333	(1,474)
1	CBOE Volatility Index	Aug. 2024	16,000	597
2	DAX Index	Sep. 2024	1,006,817	8,682
428	Euro Schatz Index	Sep. 2024	49,134,258	163,874
20	Euro STOXX 50 Index	Sep. 2024	1,060,172	(4,748)
4	Euro-BTP Italian Government Bond	Sep. 2024	514,978	7,541
26	Euro-OAT	Sep. 2024	3,541,793	21,065
12	FTSE 100 Index	Sep. 2024	1,289,278	20,173
7	NASDAQ 100 E-Mini Index	Sep. 2024	2,730,735	(55,958)
11	Nikkei 225 (SGX)	Sep. 2024	1,439,755	(354)
20	Russell 2000 E-Mini Index	Sep. 2024	2,273,000	44,669
21	S&P 500 E-Mini Index	Sep. 2024	5,835,900	(49,863)
19	S&P/TSX 60 Index	Sep. 2024	3,812,798	85,305
9	TOPIX Index	Sep. 2024	1,680,385	(18,247)
				488,920

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Futures contracts outstanding at July 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
34	3 Year Australian Treasury Bonds	Sep. 2024	$2,366,083	$(14,917)
47	5 Year Euro-Bobl	Sep. 2024	5,977,234	(44,617)
4	10 Year U.K. Gilt	Sep. 2024	510,209	(5,004)
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	895,781	(9,010)
1	Hang Seng Index	Aug. 2024	111,029	(2,223)
				(75,771)
				$413,149
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/21/24	MSC	AUD	1,250	$843,601	$817,901	$—	$(25,700)
Expiring 08/21/24	MSC	AUD	240	162,708	157,038	—	(5,670)
Expiring 08/21/24	MSC	AUD	200	133,930	130,864	—	(3,066)
Expiring 08/21/24	MSC	AUD	180	121,479	117,778	—	(3,701)
Expiring 08/21/24	MSC	AUD	170	112,488	111,235	—	(1,253)
Expiring 08/21/24	MSC	AUD	70	45,776	45,803	27	—
Expiring 08/21/24	MSC	AUD	60	39,724	39,259	—	(465)
Expiring 08/21/24	MSC	AUD	50	33,483	32,717	—	(766)
Expiring 08/21/24	MSC	AUD	40	27,146	26,173	—	(973)
Expiring 08/21/24	MSC	AUD	20	13,393	13,086	—	(307)
Expiring 08/21/24	MSC	AUD	10	6,762	6,544	—	(218)
Expiring 08/21/24	MSC	AUD	10	6,786	6,543	—	(243)
Expiring 08/21/24	MSC	AUD	10	6,594	6,543	—	(51)
Expiring 08/21/24	MSC	AUD	10	6,717	6,543	—	(174)
Brazilian Real,
Expiring 08/02/24	MSC	BRL	1,081	200,000	191,126	—	(8,874)
Expiring 08/02/24	MSC	BRL	222	40,000	39,191	—	(809)
Expiring 08/02/24	MSC	BRL	216	40,000	38,221	—	(1,779)
Expiring 08/02/24	MSC	BRL	112	20,000	19,759	—	(241)
Expiring 08/02/24	MSC	BRL	111	20,000	19,605	—	(395)
Expiring 08/02/24	MSC	BRL	110	20,000	19,520	—	(480)
Expiring 08/02/24	MSC	BRL	110	20,000	19,413	—	(587)
Expiring 08/02/24	MSC	BRL	110	20,000	19,459	—	(541)
Expiring 08/02/24	MSC	BRL	110	20,000	19,459	—	(541)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/24	MSC	BRL	109	$20,000	$19,189	$—	$(811)
Expiring 08/02/24	MSC	BRL	57	10,000	10,049	49	—
Expiring 08/02/24	MSC	BRL	57	10,091	10,128	37	—
Expiring 08/02/24	MSC	BRL	55	10,000	9,789	—	(211)
Expiring 09/04/24	MSC	BRL	1,357	240,000	239,131	—	(869)
Expiring 09/04/24	MSC	BRL	113	20,000	19,939	—	(61)
Expiring 09/04/24	MSC	BRL	113	20,000	19,932	—	(68)
Expiring 09/04/24	MSC	BRL	113	20,000	19,963	—	(37)
British Pound,
Expiring 08/21/24	MSC	GBP	1,030	1,319,659	1,324,394	4,735	—
Expiring 08/21/24	MSC	GBP	380	491,101	488,611	—	(2,490)
Expiring 08/21/24	MSC	GBP	280	358,742	360,029	1,287	—
Expiring 08/21/24	MSC	GBP	260	333,118	334,313	1,195	—
Expiring 08/21/24	MSC	GBP	230	297,094	295,739	—	(1,355)
Expiring 08/21/24	MSC	GBP	160	205,451	205,731	280	—
Expiring 08/21/24	MSC	GBP	150	192,183	192,873	690	—
Expiring 08/21/24	MSC	GBP	130	166,895	167,157	262	—
Expiring 08/21/24	MSC	GBP	130	168,391	167,156	—	(1,235)
Expiring 08/21/24	MSC	GBP	120	155,122	154,299	—	(823)
Expiring 08/21/24	MSC	GBP	120	155,508	154,299	—	(1,209)
Expiring 08/21/24	MSC	GBP	110	142,893	141,441	—	(1,452)
Expiring 08/21/24	MSC	GBP	100	128,122	128,582	460	—
Expiring 08/21/24	MSC	GBP	80	103,414	102,865	—	(549)
Expiring 08/21/24	MSC	GBP	60	77,943	77,149	—	(794)
Expiring 08/21/24	MSC	GBP	50	64,875	64,291	—	(584)
Expiring 08/21/24	MSC	GBP	50	64,634	64,291	—	(343)
Expiring 08/21/24	MSC	GBP	40	51,455	51,433	—	(22)
Expiring 08/21/24	MSC	GBP	40	51,900	51,432	—	(468)
Expiring 08/21/24	MSC	GBP	30	38,560	38,575	15	—
Expiring 08/21/24	MSC	GBP	30	38,971	38,575	—	(396)
Expiring 08/21/24	MSC	GBP	30	38,707	38,575	—	(132)
Expiring 08/21/24	MSC	GBP	20	25,688	25,716	28	—
Expiring 08/21/24	MSC	GBP	20	25,906	25,716	—	(190)
Expiring 08/21/24	MSC	GBP	20	25,950	25,716	—	(234)
Expiring 08/21/24	MSC	GBP	20	25,834	25,716	—	(118)
Expiring 08/21/24	MSC	GBP	20	25,950	25,716	—	(234)
Expiring 08/21/24	MSC	GBP	10	12,975	12,858	—	(117)
Expiring 08/21/24	MSC	GBP	10	12,921	12,858	—	(63)
Expiring 08/21/24	MSC	GBP	10	12,847	12,858	11	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/21/24	MSC	GBP	10	$12,920	$12,858	$—	$(62)
Expiring 08/21/24	MSC	GBP	10	12,812	12,858	46	—
Canadian Dollar,
Expiring 08/21/24	MSC	CAD	423	310,101	306,910	—	(3,191)
Expiring 08/21/24	MSC	CAD	234	170,099	169,414	—	(685)
Expiring 08/21/24	MSC	CAD	166	120,029	120,027	—	(2)
Expiring 08/21/24	MSC	CAD	166	120,051	120,306	255	—
Expiring 08/21/24	MSC	CAD	165	120,077	119,737	—	(340)
Expiring 08/21/24	MSC	CAD	164	120,212	118,567	—	(1,645)
Expiring 08/21/24	MSC	CAD	137	100,072	99,233	—	(839)
Expiring 08/21/24	MSC	CAD	96	70,052	69,631	—	(421)
Expiring 08/21/24	MSC	CAD	82	59,997	59,770	—	(227)
Expiring 08/21/24	MSC	CAD	68	50,049	49,586	—	(463)
Expiring 08/21/24	MSC	CAD	55	40,029	39,924	—	(105)
Expiring 08/21/24	MSC	CAD	55	40,024	40,038	14	—
Expiring 08/21/24	MSC	CAD	41	30,009	29,700	—	(309)
Expiring 08/21/24	MSC	CAD	28	20,005	20,005	—	—
Expiring 08/21/24	MSC	CAD	27	20,039	19,765	—	(274)
Expiring 08/21/24	MSC	CAD	14	10,006	9,978	—	(28)
Chilean Peso,
Expiring 08/21/24	MSC	CLP	36,359	40,000	38,597	—	(1,403)
Chinese Renminbi,
Expiring 08/21/24	MSC	CNH	1,448	200,501	200,810	309	—
Expiring 08/21/24	MSC	CNH	436	60,156	60,445	289	—
Expiring 08/21/24	MSC	CNH	433	60,082	60,096	14	—
Expiring 08/21/24	MSC	CNH	146	20,029	20,211	182	—
Expiring 08/21/24	MSC	CNH	145	20,035	20,132	97	—
Colombian Peso,
Expiring 08/22/24	MSC	COP	79,901	20,000	19,665	—	(335)
Czech Koruna,
Expiring 08/21/24	MSC	CZK	508	21,725	21,634	—	(91)
Expiring 08/21/24	MSC	CZK	508	21,643	21,639	—	(4)
Expiring 08/21/24	MSC	CZK	508	21,725	21,634	—	(91)
Expiring 08/21/24	MSC	CZK	507	21,785	21,602	—	(183)
Expiring 08/21/24	MSC	CZK	506	21,919	21,563	—	(356)
Euro,
Expiring 08/21/24	MSC	EUR	330	360,608	357,500	—	(3,108)
Expiring 08/21/24	MSC	EUR	290	316,805	314,167	—	(2,638)
Expiring 08/21/24	MSC	EUR	250	272,571	270,833	—	(1,738)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/21/24	MSC	EUR	250	$271,804	$270,833	$—	$(971)
Expiring 08/21/24	MSC	EUR	190	207,539	205,834	—	(1,705)
Expiring 08/21/24	MSC	EUR	150	162,451	162,500	49	—
Expiring 08/21/24	MSC	EUR	90	98,319	97,500	—	(819)
Expiring 08/21/24	MSC	EUR	80	86,668	86,667	—	(1)
Expiring 08/21/24	MSC	EUR	80	87,155	86,667	—	(488)
Expiring 08/21/24	MSC	EUR	70	76,065	75,833	—	(232)
Expiring 08/21/24	MSC	EUR	70	76,645	75,833	—	(812)
Expiring 08/21/24	MSC	EUR	60	65,366	65,000	—	(366)
Expiring 08/21/24	MSC	EUR	50	54,336	54,167	—	(169)
Expiring 08/21/24	MSC	EUR	40	43,588	43,333	—	(255)
Expiring 08/21/24	MSC	EUR	30	32,766	32,500	—	(266)
Expiring 08/21/24	MSC	EUR	30	32,783	32,500	—	(283)
Expiring 08/21/24	MSC	EUR	20	21,744	21,666	—	(78)
Expiring 08/21/24	MSC	EUR	20	21,899	21,667	—	(232)
Expiring 08/21/24	MSC	EUR	20	21,849	21,667	—	(182)
Expiring 08/21/24	MSC	EUR	20	21,687	21,667	—	(20)
Expiring 08/21/24	MSC	EUR	20	21,817	21,666	—	(151)
Expiring 08/21/24	MSC	EUR	20	21,744	21,666	—	(78)
Expiring 08/21/24	MSC	EUR	20	21,849	21,667	—	(182)
Expiring 08/21/24	MSC	EUR	20	21,744	21,666	—	(78)
Expiring 08/21/24	MSC	EUR	20	21,744	21,666	—	(78)
Expiring 08/21/24	MSC	EUR	10	10,919	10,833	—	(86)
Expiring 08/21/24	MSC	EUR	10	10,928	10,834	—	(94)
Hungarian Forint,
Expiring 08/21/24	MSC	HUF	15,744	43,412	43,212	—	(200)
Expiring 08/21/24	MSC	HUF	15,606	43,554	42,832	—	(722)
Expiring 08/21/24	MSC	HUF	7,870	21,589	21,600	11	—
Expiring 08/21/24	MSC	HUF	3,935	10,851	10,801	—	(50)
Indian Rupee,
Expiring 08/21/24	MSC	INR	46,826	560,000	558,932	—	(1,068)
Expiring 08/21/24	MSC	INR	11,706	140,000	139,733	—	(267)
Expiring 08/21/24	MSC	INR	5,853	70,000	69,866	—	(134)
Expiring 08/21/24	MSC	INR	5,021	60,000	59,938	—	(62)
Expiring 08/21/24	MSC	INR	3,351	40,000	39,994	—	(6)
Expiring 08/21/24	MSC	INR	3,350	40,000	39,990	—	(10)
Expiring 08/21/24	MSC	INR	1,676	20,000	20,000	—	—
Expiring 08/21/24	MSC	INR	1,676	20,000	20,001	1	—
Expiring 08/21/24	MSC	INR	1,676	20,000	20,001	1	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 08/21/24	MSC	INR	1,676	$20,000	$20,002	$2	$—
Expiring 08/21/24	MSC	INR	1,675	20,000	19,997	—	(3)
Expiring 08/21/24	MSC	INR	1,675	20,000	19,989	—	(11)
Expiring 08/21/24	MSC	INR	1,675	20,000	19,998	—	(2)
Expiring 08/21/24	MSC	INR	1,675	20,000	19,998	—	(2)
Expiring 08/21/24	MSC	INR	1,673	20,000	19,975	—	(25)
Expiring 08/21/24	MSC	INR	1,673	20,000	19,964	—	(36)
Expiring 08/21/24	MSC	INR	1,673	20,000	19,972	—	(28)
Expiring 08/21/24	MSC	INR	1,673	20,000	19,975	—	(25)
Expiring 08/21/24	MSC	INR	1,672	20,000	19,962	—	(38)
Expiring 08/21/24	MSC	INR	1,672	20,000	19,956	—	(44)
Indonesian Rupiah,
Expiring 08/21/24	MSC	IDR	326,864	20,000	20,110	110	—
Expiring 08/21/24	MSC	IDR	324,783	20,000	19,982	—	(18)
Expiring 08/21/24	MSC	IDR	324,242	20,000	19,949	—	(51)
Expiring 08/21/24	MSC	IDR	323,308	20,000	19,892	—	(108)
Israeli Shekel,
Expiring 08/21/24	MSC	ILS	146	39,976	38,622	—	(1,354)
Expiring 08/21/24	MSC	ILS	73	20,005	19,299	—	(706)
Japanese Yen,
Expiring 08/21/24	MSC	JPY	34,934	221,113	233,941	12,828	—
Expiring 08/21/24	MSC	JPY	24,655	160,511	165,110	4,599	—
Expiring 08/21/24	MSC	JPY	15,396	100,355	103,100	2,745	—
Expiring 08/21/24	MSC	JPY	14,268	90,459	95,548	5,089	—
Expiring 08/21/24	MSC	JPY	14,147	90,402	94,740	4,338	—
Expiring 08/21/24	MSC	JPY	13,854	90,244	92,775	2,531	—
Expiring 08/21/24	MSC	JPY	12,682	80,403	84,926	4,523	—
Expiring 08/21/24	MSC	JPY	10,963	70,358	73,419	3,061	—
Expiring 08/21/24	MSC	JPY	9,474	60,321	63,446	3,125	—
Expiring 08/21/24	MSC	JPY	7,897	50,262	52,882	2,620	—
Expiring 08/21/24	MSC	JPY	7,689	50,136	51,494	1,358	—
Expiring 08/21/24	MSC	JPY	6,357	40,500	42,568	2,068	—
Expiring 08/21/24	MSC	JPY	6,337	40,200	42,439	2,239	—
Expiring 08/21/24	MSC	JPY	6,318	40,200	42,310	2,110	—
Expiring 08/21/24	MSC	JPY	6,314	40,201	42,284	2,083	—
Expiring 08/21/24	MSC	JPY	6,254	40,200	41,882	1,682	—
Expiring 08/21/24	MSC	JPY	6,152	40,143	41,199	1,056	—
Expiring 08/21/24	MSC	JPY	4,734	30,162	31,702	1,540	—
Expiring 08/21/24	MSC	JPY	4,734	30,162	31,702	1,540	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/21/24	MSC	JPY	4,702	$30,134	$31,488	$1,354	$—
Expiring 08/21/24	MSC	JPY	4,699	30,153	31,465	1,312	—
Expiring 08/21/24	MSC	JPY	4,609	30,075	30,866	791	—
Expiring 08/21/24	MSC	JPY	4,505	30,039	30,172	133	—
Expiring 08/21/24	MSC	JPY	3,231	20,097	21,634	1,537	—
Expiring 08/21/24	MSC	JPY	3,171	20,090	21,238	1,148	—
Expiring 08/21/24	MSC	JPY	3,171	20,203	21,234	1,031	—
Expiring 08/21/24	MSC	JPY	3,159	20,110	21,152	1,042	—
Expiring 08/21/24	MSC	JPY	3,132	20,102	20,977	875	—
Expiring 08/21/24	MSC	JPY	3,079	20,061	20,619	558	—
Expiring 08/21/24	MSC	JPY	3,024	20,163	20,252	89	—
Expiring 08/21/24	MSC	JPY	3,002	20,018	20,107	89	—
Expiring 08/21/24	MSC	JPY	2,998	20,075	20,079	4	—
Expiring 08/21/24	MSC	JPY	1,617	10,251	10,828	577	—
Expiring 08/21/24	MSC	JPY	1,616	10,054	10,823	769	—
Expiring 08/21/24	MSC	JPY	1,616	10,247	10,823	576	—
Expiring 08/21/24	MSC	JPY	1,588	10,051	10,634	583	—
Expiring 08/21/24	MSC	JPY	1,586	10,052	10,618	566	—
Expiring 08/21/24	MSC	JPY	1,580	10,060	10,581	521	—
Expiring 08/21/24	MSC	JPY	1,579	10,050	10,577	527	—
Expiring 08/21/24	MSC	JPY	1,578	10,050	10,571	521	—
Expiring 08/21/24	MSC	JPY	1,567	10,044	10,495	451	—
Expiring 08/21/24	MSC	JPY	1,566	10,051	10,488	437	—
Expiring 08/21/24	MSC	JPY	1,566	10,051	10,488	437	—
Expiring 08/21/24	MSC	JPY	1,564	10,050	10,471	421	—
Expiring 08/21/24	MSC	JPY	1,540	10,029	10,310	281	—
Expiring 08/21/24	MSC	JPY	1,538	10,034	10,298	264	—
Expiring 08/21/24	MSC	JPY	1,538	10,036	10,300	264	—
Expiring 08/21/24	MSC	JPY	1,536	10,020	10,284	264	—
Expiring 08/21/24	MSC	JPY	1,501	10,009	10,053	44	—
Mexican Peso,
Expiring 08/21/24	MSC	MXN	1,971	110,000	105,418	—	(4,582)
Expiring 08/21/24	MSC	MXN	375	19,924	20,075	151	—
Expiring 08/21/24	MSC	MXN	357	19,862	19,087	—	(775)
New Taiwanese Dollar,
Expiring 08/21/24	MSC	TWD	13,361	410,000	409,673	—	(327)
Expiring 08/21/24	MSC	TWD	3,927	120,000	120,424	424	—
Expiring 08/21/24	MSC	TWD	2,621	80,000	80,358	358	—
Expiring 08/21/24	MSC	TWD	1,974	60,000	60,512	512	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 08/21/24	MSC	TWD	1,953	$60,000	$59,871	$—	$(129)
Expiring 08/21/24	MSC	TWD	1,953	60,000	59,874	—	(126)
Expiring 08/21/24	MSC	TWD	1,310	40,000	40,179	179	—
Expiring 08/21/24	MSC	TWD	1,303	40,000	39,941	—	(59)
Expiring 08/21/24	MSC	TWD	1,302	40,000	39,922	—	(78)
Expiring 08/21/24	MSC	TWD	656	20,000	20,107	107	—
Expiring 08/21/24	MSC	TWD	655	20,000	20,090	90	—
Expiring 08/21/24	MSC	TWD	655	20,000	20,073	73	—
Expiring 08/21/24	MSC	TWD	655	20,000	20,077	77	—
Expiring 08/21/24	MSC	TWD	651	20,000	19,970	—	(30)
Expiring 08/21/24	MSC	TWD	649	20,000	19,904	—	(96)
New Zealand Dollar,
Expiring 08/05/24	MSC	NZD	70	41,678	41,660	—	(18)
Expiring 08/21/24	MSC	NZD	210	128,527	124,986	—	(3,541)
Expiring 08/21/24	MSC	NZD	200	117,298	119,034	1,736	—
Expiring 08/21/24	MSC	NZD	200	118,750	119,035	285	—
Expiring 08/21/24	MSC	NZD	130	77,281	77,372	91	—
Expiring 08/21/24	MSC	NZD	110	65,313	65,469	156	—
Expiring 08/21/24	MSC	NZD	100	59,510	59,517	7	—
Expiring 08/21/24	MSC	NZD	90	55,070	53,565	—	(1,505)
Expiring 08/21/24	MSC	NZD	90	53,800	53,565	—	(235)
Expiring 08/21/24	MSC	NZD	80	48,559	47,614	—	(945)
Expiring 08/21/24	MSC	NZD	70	41,125	41,662	537	—
Expiring 08/21/24	MSC	NZD	50	29,453	29,759	306	—
Expiring 08/21/24	MSC	NZD	50	29,490	29,758	268	—
Expiring 08/21/24	MSC	NZD	40	23,823	23,807	—	(16)
Expiring 08/21/24	MSC	NZD	30	18,123	17,855	—	(268)
Expiring 08/21/24	MSC	NZD	20	11,781	11,903	122	—
Expiring 08/21/24	MSC	NZD	20	11,787	11,903	116	—
Norwegian Krone,
Expiring 08/21/24	MSC	NOK	948	87,117	86,928	—	(189)
Expiring 08/21/24	MSC	NOK	824	76,368	75,579	—	(789)
Expiring 08/21/24	MSC	NOK	597	54,221	54,780	559	—
Expiring 08/21/24	MSC	NOK	478	43,421	43,865	444	—
Expiring 08/21/24	MSC	NOK	359	32,543	32,931	388	—
Expiring 08/21/24	MSC	NOK	357	32,470	32,749	279	—
Expiring 08/21/24	MSC	NOK	239	21,701	21,960	259	—
Expiring 08/21/24	MSC	NOK	239	21,733	21,952	219	—
Expiring 08/21/24	MSC	NOK	236	21,717	21,670	—	(47)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 08/21/24	MSC	NOK	120	$10,867	$10,976	$109	$—
Expiring 08/21/24	MSC	NOK	120	10,856	10,965	109	—
Expiring 08/21/24	MSC	NOK	120	10,856	10,965	109	—
Expiring 08/21/24	MSC	NOK	118	10,851	10,843	—	(8)
Expiring 08/21/24	MSC	NOK	1	117	118	1	—
Polish Zloty,
Expiring 08/21/24	MSC	PLN	425	108,862	107,240	—	(1,622)
Expiring 08/21/24	MSC	PLN	257	65,384	64,860	—	(524)
Expiring 08/21/24	MSC	PLN	86	21,795	21,620	—	(175)
Expiring 08/21/24	MSC	PLN	85	21,746	21,484	—	(262)
Expiring 08/21/24	MSC	PLN	85	21,788	21,443	—	(345)
Expiring 08/21/24	MSC	PLN	85	21,788	21,462	—	(326)
Expiring 08/21/24	MSC	PLN	43	10,894	10,731	—	(163)
Singapore Dollar,
Expiring 08/21/24	MSC	SGD	134	100,066	100,153	87	—
Expiring 08/21/24	MSC	SGD	107	80,052	80,122	70	—
Expiring 08/21/24	MSC	SGD	54	40,036	40,222	186	—
Expiring 08/21/24	MSC	SGD	54	40,063	40,206	143	—
Expiring 08/21/24	MSC	SGD	27	20,030	20,082	52	—
Expiring 08/21/24	MSC	SGD	27	20,032	20,103	71	—
Expiring 08/21/24	MSC	SGD	27	20,032	20,103	71	—
Expiring 08/21/24	MSC	SGD	27	20,016	20,124	108	—
Expiring 08/21/24	MSC	SGD	27	20,016	20,114	98	—
Expiring 08/21/24	MSC	SGD	27	20,018	20,105	87	—
Expiring 08/21/24	MSC	SGD	27	20,017	20,023	6	—
Expiring 08/21/24	MSC	SGD	27	20,009	20,026	17	—
Expiring 08/21/24	MSC	SGD	27	20,017	20,125	108	—
Expiring 08/21/24	MSC	SGD	27	20,018	20,105	87	—
South African Rand,
Expiring 08/21/24	MSC	ZAR	5,443	300,000	298,321	—	(1,679)
Expiring 08/21/24	MSC	ZAR	1,089	60,000	59,664	—	(336)
Expiring 08/21/24	MSC	ZAR	727	39,874	39,839	—	(35)
Expiring 08/21/24	MSC	ZAR	367	20,005	20,095	90	—
Expiring 08/21/24	MSC	ZAR	367	19,818	20,103	285	—
Expiring 08/21/24	MSC	ZAR	366	19,936	20,042	106	—
Expiring 08/21/24	MSC	ZAR	365	19,954	19,984	30	—
Expiring 08/21/24	MSC	ZAR	363	20,000	19,888	—	(112)
Expiring 08/21/24	MSC	ZAR	363	19,938	19,920	—	(18)
Expiring 08/21/24	MSC	ZAR	363	19,938	19,920	—	(18)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 08/21/24	MSC	ZAR	184	$10,014	$10,072	$58	$—
Expiring 08/21/24	MSC	ZAR	183	9,984	10,042	58	—
Expiring 08/21/24	MSC	ZAR	182	9,990	9,990	—	—
Expiring 08/21/24	MSC	ZAR	182	9,974	9,974	—	—
Expiring 08/21/24	MSC	ZAR	180	9,963	9,861	—	(102)
Expiring 08/21/24	MSC	ZAR	179	9,893	9,801	—	(92)
South Korean Won,
Expiring 08/21/24	MSC	KRW	54,980	40,000	40,164	164	—
Expiring 08/21/24	MSC	KRW	27,741	20,000	20,265	265	—
Expiring 08/21/24	MSC	KRW	27,698	20,000	20,234	234	—
Expiring 08/21/24	MSC	KRW	27,691	20,000	20,229	229	—
Expiring 08/21/24	MSC	KRW	27,681	20,000	20,221	221	—
Expiring 08/21/24	MSC	KRW	27,669	20,000	20,212	212	—
Expiring 08/21/24	MSC	KRW	27,651	20,000	20,199	199	—
Expiring 08/21/24	MSC	KRW	27,626	20,000	20,181	181	—
Expiring 08/21/24	MSC	KRW	27,606	20,000	20,167	167	—
Expiring 08/21/24	MSC	KRW	27,577	20,000	20,145	145	—
Expiring 08/21/24	MSC	KRW	27,576	20,000	20,144	144	—
Expiring 08/21/24	MSC	KRW	27,553	20,000	20,127	127	—
Expiring 08/21/24	MSC	KRW	27,492	20,000	20,083	83	—
Expiring 08/21/24	MSC	KRW	27,491	20,000	20,083	83	—
Swedish Krona,
Expiring 08/21/24	MSC	SEK	5,982	554,706	559,190	4,484	—
Expiring 08/21/24	MSC	SEK	1,512	141,851	141,370	—	(481)
Expiring 08/21/24	MSC	SEK	1,289	119,151	120,523	1,372	—
Expiring 08/21/24	MSC	SEK	1,055	97,845	98,636	791	—
Expiring 08/21/24	MSC	SEK	1,037	98,080	96,910	—	(1,170)
Expiring 08/21/24	MSC	SEK	692	65,680	64,700	—	(980)
Expiring 08/21/24	MSC	SEK	588	54,329	54,923	594	—
Expiring 08/21/24	MSC	SEK	578	54,528	53,994	—	(534)
Expiring 08/21/24	MSC	SEK	469	43,486	43,838	352	—
Expiring 08/21/24	MSC	SEK	467	43,415	43,675	260	—
Expiring 08/21/24	MSC	SEK	235	21,727	21,927	200	—
Expiring 08/21/24	MSC	SEK	234	21,723	21,840	117	—
Expiring 08/21/24	MSC	SEK	233	21,639	21,789	150	—
Expiring 08/21/24	MSC	SEK	116	10,829	10,814	—	(15)
Expiring 08/21/24	MSC	SEK	115	10,925	10,735	—	(190)
Expiring 08/21/24	MSC	SEK	114	10,839	10,672	—	(167)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 08/21/24	MSC	CHF	575	$652,661	$656,944	$4,283	$—
Expiring 08/21/24	MSC	CHF	452	512,142	516,016	3,874	—
Expiring 08/21/24	MSC	CHF	301	340,870	343,831	2,961	—
Expiring 08/21/24	MSC	CHF	246	280,679	281,250	571	—
Expiring 08/21/24	MSC	CHF	176	200,510	201,013	503	—
Expiring 08/21/24	MSC	CHF	170	190,731	194,183	3,452	—
Expiring 08/21/24	MSC	CHF	168	190,379	192,191	1,812	—
Expiring 08/21/24	MSC	CHF	161	180,742	183,927	3,185	—
Expiring 08/21/24	MSC	CHF	152	170,664	173,686	3,022	—
Expiring 08/21/24	MSC	CHF	150	170,588	171,772	1,184	—
Expiring 08/21/24	MSC	CHF	149	170,312	170,658	346	—
Expiring 08/21/24	MSC	CHF	132	150,050	151,063	1,013	—
Expiring 08/21/24	MSC	CHF	116	130,364	132,378	2,014	—
Expiring 08/21/24	MSC	CHF	89	100,313	101,817	1,504	—
Expiring 08/21/24	MSC	CHF	88	100,182	100,487	305	—
Expiring 08/21/24	MSC	CHF	62	70,259	70,790	531	—
Expiring 08/21/24	MSC	CHF	62	70,138	70,806	668	—
Expiring 08/21/24	MSC	CHF	53	60,130	60,173	43	—
Expiring 08/21/24	MSC	CHF	45	50,146	50,921	775	—
Expiring 08/21/24	MSC	CHF	35	40,107	40,189	82	—
Expiring 08/21/24	MSC	CHF	35	40,064	40,186	122	—
Expiring 08/21/24	MSC	CHF	27	30,100	30,451	351	—
Expiring 08/21/24	MSC	CHF	27	30,068	30,351	283	—
Expiring 08/21/24	MSC	CHF	18	20,062	20,363	301	—
Expiring 08/21/24	MSC	CHF	18	20,040	20,190	150	—
Expiring 08/21/24	MSC	CHF	18	20,081	20,443	362	—
Expiring 08/21/24	MSC	CHF	18	20,054	20,095	41	—
Expiring 08/21/24	MSC	CHF	18	20,085	20,464	379	—
Expiring 08/21/24	MSC	CHF	18	20,031	20,092	61	—
Expiring 08/21/24	MSC	CHF	9	10,027	10,141	114	—
Expiring 08/21/24	MSC	CHF	9	10,012	10,109	97	—
Thai Baht,
Expiring 08/21/24	MSC	THB	1,084	30,069	30,461	392	—
Expiring 08/21/24	MSC	THB	723	20,045	20,306	261	—
Expiring 08/21/24	MSC	THB	722	20,054	20,291	237	—
Expiring 08/21/24	MSC	THB	721	20,028	20,275	247	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/21/24	MSC	THB	719	$20,042	$20,201	$159	$—
Expiring 08/21/24	MSC	THB	711	20,034	19,988	—	(46)
				$24,582,809	$24,602,226	145,405	(125,988)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/21/24	MSC	AUD	790	$516,035	$516,913	$—	$(878)
Expiring 08/21/24	MSC	AUD	610	405,530	399,136	6,394	—
Expiring 08/21/24	MSC	AUD	430	289,712	281,358	8,354	—
Expiring 08/21/24	MSC	AUD	370	242,789	242,099	690	—
Expiring 08/21/24	MSC	AUD	360	242,369	235,555	6,814	—
Expiring 08/21/24	MSC	AUD	290	192,819	189,753	3,066	—
Expiring 08/21/24	MSC	AUD	220	143,706	143,951	—	(245)
Expiring 08/21/24	MSC	AUD	210	137,451	137,407	44	—
Expiring 08/21/24	MSC	AUD	190	125,559	124,321	1,238	—
Expiring 08/21/24	MSC	AUD	180	117,973	117,778	195	—
Expiring 08/21/24	MSC	AUD	160	108,720	104,691	4,029	—
Expiring 08/21/24	MSC	AUD	160	104,990	104,691	299	—
Expiring 08/21/24	MSC	AUD	130	86,424	85,061	1,363	—
Expiring 08/21/24	MSC	AUD	120	81,008	78,519	2,489	—
Expiring 08/21/24	MSC	AUD	120	78,477	78,518	—	(41)
Expiring 08/21/24	MSC	AUD	120	78,591	78,519	72	—
Expiring 08/21/24	MSC	AUD	110	74,416	71,976	2,440	—
Expiring 08/21/24	MSC	AUD	100	67,307	65,432	1,875	—
Expiring 08/21/24	MSC	AUD	90	59,057	58,889	168	—
Expiring 08/21/24	MSC	AUD	80	53,184	52,345	839	—
Expiring 08/21/24	MSC	AUD	60	39,241	39,259	—	(18)
Expiring 08/21/24	MSC	AUD	60	39,241	39,259	—	(18)
Expiring 08/21/24	MSC	AUD	40	26,161	26,173	—	(12)
Expiring 08/21/24	MSC	AUD	40	26,596	26,173	423	—
Expiring 08/21/24	MSC	AUD	40	26,129	26,173	—	(44)
Expiring 08/21/24	MSC	AUD	20	13,477	13,086	391	—
Expiring 08/21/24	MSC	AUD	20	13,389	13,086	303	—
Expiring 08/21/24	MSC	AUD	20	13,064	13,086	—	(22)
Expiring 08/21/24	MSC	AUD	20	13,461	13,086	375	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/21/24	MSC	AUD	20	$13,530	$13,086	$444	$—
Expiring 08/21/24	MSC	AUD	10	6,608	6,543	65	—
Expiring 08/21/24	MSC	AUD	10	6,734	6,544	190	—
Expiring 08/21/24	MSC	AUD	10	6,540	6,543	—	(3)
Expiring 08/21/24	MSC	AUD	10	6,561	6,544	17	—
Brazilian Real,
Expiring 08/02/24	MSC	BRL	1,353	240,000	239,139	861	—
Expiring 08/02/24	MSC	BRL	112	20,000	19,743	257	—
Expiring 08/02/24	MSC	BRL	112	20,000	19,821	179	—
Expiring 08/02/24	MSC	BRL	112	20,000	19,783	217	—
Expiring 08/02/24	MSC	BRL	111	20,000	19,617	383	—
Expiring 08/02/24	MSC	BRL	111	20,000	19,619	381	—
Expiring 08/02/24	MSC	BRL	111	20,000	19,679	321	—
Expiring 08/02/24	MSC	BRL	110	20,000	19,517	483	—
Expiring 08/02/24	MSC	BRL	110	20,000	19,381	619	—
Expiring 08/02/24	MSC	BRL	109	20,000	19,282	718	—
Expiring 08/02/24	MSC	BRL	109	20,000	19,326	674	—
Expiring 09/04/24	MSC	BRL	114	20,000	20,033	—	(33)
Expiring 09/04/24	MSC	BRL	114	20,000	20,005	—	(5)
Expiring 09/04/24	MSC	BRL	113	20,000	19,986	14	—
Expiring 09/04/24	MSC	BRL	113	20,000	19,975	25	—
Expiring 09/04/24	MSC	BRL	113	20,000	19,987	13	—
Expiring 09/04/24	MSC	BRL	113	20,000	19,937	63	—
British Pound,
Expiring 08/21/24	MSC	GBP	290	373,785	372,887	898	—
Expiring 08/21/24	MSC	GBP	230	296,168	295,739	429	—
Expiring 08/21/24	MSC	GBP	190	244,295	244,305	—	(10)
Expiring 08/21/24	MSC	GBP	160	208,153	205,731	2,422	—
Expiring 08/21/24	MSC	GBP	120	155,593	154,298	1,295	—
Expiring 08/21/24	MSC	GBP	100	130,123	128,582	1,541	—
Expiring 08/21/24	MSC	GBP	80	103,338	102,865	473	—
Expiring 08/21/24	MSC	GBP	60	77,454	77,149	305	—
Expiring 08/21/24	MSC	GBP	40	51,557	51,433	124	—
Expiring 08/21/24	MSC	GBP	40	51,689	51,433	256	—
Expiring 08/21/24	MSC	GBP	30	38,624	38,575	49	—
Expiring 08/21/24	MSC	GBP	30	38,495	38,575	—	(80)
Expiring 08/21/24	MSC	GBP	20	25,778	25,716	62	—
Expiring 08/21/24	MSC	GBP	20	25,663	25,716	—	(53)
Expiring 08/21/24	MSC	GBP	20	25,778	25,716	62	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/21/24	MSC	GBP	10	$12,986	$12,858	$128	$—
Expiring 08/21/24	MSC	GBP	10	12,926	12,859	67	—
Expiring 08/21/24	MSC	GBP	10	12,889	12,858	31	—
Expiring 08/21/24	MSC	GBP	10	12,971	12,858	113	—
Expiring 08/21/24	MSC	GBP	10	12,986	12,858	128	—
Expiring 08/21/24	MSC	GBP	10	12,860	12,858	2	—
Expiring 08/21/24	MSC	GBP	10	12,986	12,858	128	—
Expiring 08/21/24	MSC	GBP	10	12,926	12,859	67	—
Canadian Dollar,
Expiring 08/21/24	MSC	CAD	774	560,499	560,682	—	(183)
Expiring 08/21/24	MSC	CAD	708	520,000	513,266	6,734	—
Expiring 08/21/24	MSC	CAD	698	510,422	506,137	4,285	—
Expiring 08/21/24	MSC	CAD	387	279,716	280,404	—	(688)
Expiring 08/21/24	MSC	CAD	386	280,318	280,004	314	—
Expiring 08/21/24	MSC	CAD	369	270,278	267,650	2,628	—
Expiring 08/21/24	MSC	CAD	368	270,331	266,481	3,850	—
Expiring 08/21/24	MSC	CAD	360	260,131	261,002	—	(871)
Expiring 08/21/24	MSC	CAD	329	240,196	238,145	2,051	—
Expiring 08/21/24	MSC	CAD	263	190,141	190,778	—	(637)
Expiring 08/21/24	MSC	CAD	207	150,086	149,927	159	—
Expiring 08/21/24	MSC	CAD	194	140,083	140,484	—	(401)
Expiring 08/21/24	MSC	CAD	194	140,030	140,487	—	(457)
Expiring 08/21/24	MSC	CAD	179	129,971	129,826	145	—
Expiring 08/21/24	MSC	CAD	177	130,145	128,540	1,605	—
Expiring 08/21/24	MSC	CAD	164	120,103	118,507	1,596	—
Expiring 08/21/24	MSC	CAD	109	80,000	78,964	1,036	—
Expiring 08/21/24	MSC	CAD	109	80,119	78,950	1,169	—
Expiring 08/21/24	MSC	CAD	96	70,030	69,395	635	—
Expiring 08/21/24	MSC	CAD	96	70,029	69,475	554	—
Expiring 08/21/24	MSC	CAD	96	70,068	69,636	432	—
Expiring 08/21/24	MSC	CAD	95	70,000	69,093	907	—
Expiring 08/21/24	MSC	CAD	95	70,081	69,107	974	—
Expiring 08/21/24	MSC	CAD	83	60,037	60,239	—	(202)
Expiring 08/21/24	MSC	CAD	82	60,076	59,531	545	—
Expiring 08/21/24	MSC	CAD	69	50,036	49,727	309	—
Expiring 08/21/24	MSC	CAD	69	50,029	50,192	—	(163)
Expiring 08/21/24	MSC	CAD	55	40,025	40,160	—	(135)
Expiring 08/21/24	MSC	CAD	55	40,023	39,981	42	—
Expiring 08/21/24	MSC	CAD	55	40,045	39,551	494	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 08/21/24	MSC	CAD	55	$39,963	$40,061	$—	$(98)
Expiring 08/21/24	MSC	CAD	41	30,025	29,773	252	—
Expiring 08/21/24	MSC	CAD	41	30,014	29,980	34	—
Expiring 08/21/24	MSC	CAD	41	30,046	30,064	—	(18)
Expiring 08/21/24	MSC	CAD	28	19,984	20,033	—	(49)
Expiring 08/21/24	MSC	CAD	28	20,015	20,082	—	(67)
Expiring 08/21/24	MSC	CAD	27	20,017	19,849	168	—
Expiring 08/21/24	MSC	CAD	27	20,014	19,843	171	—
Expiring 08/21/24	MSC	CAD	14	10,004	10,007	—	(3)
Expiring 08/21/24	MSC	CAD	14	10,015	10,021	—	(6)
Chilean Peso,
Expiring 08/21/24	MSC	CLP	36,913	40,000	39,185	815	—
Expiring 08/21/24	MSC	CLP	19,075	20,000	20,249	—	(249)
Expiring 08/21/24	MSC	CLP	18,955	20,000	20,122	—	(122)
Expiring 08/21/24	MSC	CLP	18,873	20,000	20,034	—	(34)
Chinese Renminbi,
Expiring 08/21/24	MSC	CNH	2,473	340,000	342,891	—	(2,891)
Expiring 08/21/24	MSC	CNH	435	60,099	60,299	—	(200)
Expiring 08/21/24	MSC	CNH	145	20,036	20,164	—	(128)
Colombian Peso,
Expiring 08/22/24	MSC	COP	80,220	20,000	19,744	256	—
Czech Koruna,
Expiring 08/21/24	MSC	CZK	1,515	65,500	64,557	943	—
Expiring 08/21/24	MSC	CZK	509	21,628	21,671	—	(43)
Expiring 08/21/24	MSC	CZK	509	21,675	21,681	—	(6)
Expiring 08/21/24	MSC	CZK	508	21,732	21,628	104	—
Expiring 08/21/24	MSC	CZK	508	21,743	21,661	82	—
Expiring 08/21/24	MSC	CZK	507	21,787	21,605	182	—
Expiring 08/21/24	MSC	CZK	—*	9	9	—	—
Euro,
Expiring 08/21/24	MSC	EUR	2,860	3,100,691	3,098,336	2,355	—
Expiring 08/21/24	MSC	EUR	310	337,868	335,834	2,034	—
Expiring 08/21/24	MSC	EUR	220	239,418	238,334	1,084	—
Expiring 08/21/24	MSC	EUR	190	206,519	205,833	686	—
Expiring 08/21/24	MSC	EUR	190	206,487	205,834	653	—
Expiring 08/21/24	MSC	EUR	150	162,509	162,500	9	—
Expiring 08/21/24	MSC	EUR	80	87,614	86,666	948	—
Expiring 08/21/24	MSC	EUR	80	86,899	86,667	232	—
Expiring 08/21/24	MSC	EUR	70	76,339	75,833	506	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/21/24	MSC	EUR	40	$43,807	$43,333	$474	$—
Expiring 08/21/24	MSC	EUR	30	32,511	32,500	11	—
Expiring 08/21/24	MSC	EUR	20	21,739	21,667	72	—
Expiring 08/21/24	MSC	EUR	20	21,630	21,666	—	(36)
Expiring 08/21/24	MSC	EUR	20	21,739	21,667	72	—
Expiring 08/21/24	MSC	EUR	20	21,653	21,666	—	(13)
Expiring 08/21/24	MSC	EUR	20	21,798	21,667	131	—
Expiring 08/21/24	MSC	EUR	20	21,801	21,667	134	—
Expiring 08/21/24	MSC	EUR	20	21,738	21,666	72	—
Expiring 08/21/24	MSC	EUR	10	10,869	10,833	36	—
Expiring 08/21/24	MSC	EUR	10	10,844	10,833	11	—
Expiring 08/21/24	MSC	EUR	10	10,873	10,834	39	—
Expiring 08/21/24	MSC	EUR	10	10,869	10,833	36	—
Expiring 08/21/24	MSC	EUR	10	10,869	10,833	36	—
Expiring 08/21/24	MSC	EUR	10	10,869	10,833	36	—
Expiring 08/21/24	MSC	EUR	10	10,834	10,833	1	—
Expiring 08/21/24	MSC	EUR	10	10,869	10,833	36	—
Hungarian Forint,
Expiring 08/21/24	MSC	HUF	7,908	21,618	21,704	—	(86)
Expiring 08/21/24	MSC	HUF	7,908	21,618	21,704	—	(86)
Expiring 08/21/24	MSC	HUF	7,889	21,655	21,651	4	—
Expiring 08/21/24	MSC	HUF	7,876	21,638	21,616	22	—
Expiring 08/21/24	MSC	HUF	7,870	21,710	21,600	110	—
Expiring 08/21/24	MSC	HUF	7,822	21,783	21,468	315	—
Expiring 08/21/24	MSC	HUF	7,812	21,711	21,440	271	—
Expiring 08/21/24	MSC	HUF	7,812	21,690	21,442	248	—
Expiring 08/21/24	MSC	HUF	7,811	21,780	21,438	342	—
Expiring 08/21/24	MSC	HUF	7,811	21,780	21,438	342	—
Expiring 08/21/24	MSC	HUF	3,977	11,069	10,916	153	—
Expiring 08/21/24	MSC	HUF	1	4	4	—	—
Indian Rupee,
Expiring 08/21/24	MSC	INR	8,373	100,000	99,941	59	—
Expiring 08/21/24	MSC	INR	3,351	40,000	39,999	1	—
Expiring 08/21/24	MSC	INR	1,676	20,000	20,002	—	(2)
Expiring 08/21/24	MSC	INR	1,676	20,001	20,002	—	(1)
Expiring 08/21/24	MSC	INR	1,673	20,000	19,965	35	—
Expiring 08/21/24	MSC	INR	1,673	20,000	19,974	26	—
Expiring 08/21/24	MSC	INR	1,672	20,000	19,961	39	—
Expiring 08/21/24	MSC	INR	1,672	20,000	19,957	43	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 08/21/24	MSC	INR	836	$10,000	$9,981	$19	$—
Indonesian Rupiah,
Expiring 08/21/24	MSC	IDR	650,100	40,000	39,998	2	—
Expiring 08/21/24	MSC	IDR	326,505	20,000	20,088	—	(88)
Expiring 08/21/24	MSC	IDR	326,228	20,000	20,071	—	(71)
Expiring 08/21/24	MSC	IDR	325,608	20,000	20,033	—	(33)
Expiring 08/21/24	MSC	IDR	324,170	20,000	19,945	55	—
Expiring 08/21/24	MSC	IDR	323,358	20,000	19,895	105	—
Israeli Shekel,
Expiring 08/21/24	MSC	ILS	74	20,047	19,705	342	—
Expiring 08/21/24	MSC	ILS	73	20,068	19,319	749	—
Expiring 08/21/24	MSC	ILS	73	20,000	19,369	631	—
Expiring 08/21/24	MSC	ILS	72	20,168	19,187	981	—
Japanese Yen,
Expiring 08/21/24	MSC	JPY	80,296	500,000	537,718	—	(37,718)
Expiring 08/21/24	MSC	JPY	36,936	230,000	247,350	—	(17,350)
Expiring 08/21/24	MSC	JPY	32,287	210,744	216,215	—	(5,471)
Expiring 08/21/24	MSC	JPY	32,118	200,000	215,087	—	(15,087)
Expiring 08/21/24	MSC	JPY	32,118	200,001	215,088	—	(15,087)
Expiring 08/21/24	MSC	JPY	25,095	160,497	168,052	—	(7,555)
Expiring 08/21/24	MSC	JPY	21,521	140,791	144,121	—	(3,330)
Expiring 08/21/24	MSC	JPY	20,877	130,000	139,807	—	(9,807)
Expiring 08/21/24	MSC	JPY	20,877	130,001	139,807	—	(9,806)
Expiring 08/21/24	MSC	JPY	20,428	130,539	136,801	—	(6,262)
Expiring 08/21/24	MSC	JPY	20,300	130,644	135,947	—	(5,303)
Expiring 08/21/24	MSC	JPY	15,564	100,410	104,225	—	(3,815)
Expiring 08/21/24	MSC	JPY	9,192	60,187	61,559	—	(1,372)
Expiring 08/21/24	MSC	JPY	7,870	50,227	52,706	—	(2,479)
Expiring 08/21/24	MSC	JPY	4,724	30,183	31,639	—	(1,456)
Expiring 08/21/24	MSC	JPY	3,235	20,122	21,664	—	(1,542)
Expiring 08/21/24	MSC	JPY	1,574	10,045	10,541	—	(496)
Expiring 08/21/24	MSC	JPY	1,573	10,050	10,535	—	(485)
Expiring 08/21/24	MSC	JPY	5	31	32	—	(1)
Mexican Peso,
Expiring 08/21/24	MSC	MXN	751	39,867	40,150	—	(283)
Expiring 08/21/24	MSC	MXN	367	19,958	19,652	306	—
Expiring 08/21/24	MSC	MXN	367	19,936	19,659	277	—
Expiring 08/21/24	MSC	MXN	367	19,958	19,652	306	—
Expiring 08/21/24	MSC	MXN	363	19,940	19,420	520	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 08/21/24	MSC	MXN	361	$19,918	$19,304	$614	$—
Expiring 08/21/24	MSC	MXN	359	19,880	19,217	663	—
Expiring 08/21/24	MSC	MXN	358	19,927	19,162	765	—
Expiring 08/21/24	MSC	MXN	356	19,899	19,034	865	—
Expiring 08/21/24	MSC	MXN	355	19,920	18,989	931	—
Expiring 08/21/24	MSC	MXN	354	19,902	18,917	985	—
Expiring 08/21/24	MSC	MXN	178	9,945	9,542	403	—
Expiring 08/21/24	MSC	MXN	178	9,963	9,516	447	—
Expiring 08/21/24	MSC	MXN	177	9,950	9,463	487	—
New Taiwanese Dollar,
Expiring 08/21/24	MSC	TWD	1,623	50,000	49,764	236	—
Expiring 08/21/24	MSC	TWD	1,311	40,000	40,183	—	(183)
Expiring 08/21/24	MSC	TWD	658	20,000	20,177	—	(177)
Expiring 08/21/24	MSC	TWD	656	20,000	20,104	—	(104)
Expiring 08/21/24	MSC	TWD	655	20,000	20,072	—	(72)
Expiring 08/21/24	MSC	TWD	654	20,000	20,065	—	(65)
Expiring 08/21/24	MSC	TWD	653	20,000	20,030	—	(30)
Expiring 08/21/24	MSC	TWD	651	20,000	19,960	40	—
Expiring 08/21/24	MSC	TWD	651	20,000	19,960	40	—
Expiring 08/21/24	MSC	TWD	651	20,000	19,963	37	—
New Zealand Dollar,
Expiring 08/21/24	MSC	NZD	190	115,385	113,082	2,303	—
Expiring 08/21/24	MSC	NZD	160	97,276	95,227	2,049	—
Expiring 08/21/24	MSC	NZD	150	91,005	89,276	1,729	—
Expiring 08/21/24	MSC	NZD	110	64,865	65,469	—	(604)
Expiring 08/21/24	MSC	NZD	110	66,934	65,469	1,465	—
Expiring 08/21/24	MSC	NZD	100	60,211	59,519	692	—
Expiring 08/21/24	MSC	NZD	90	54,505	53,565	940	—
Expiring 08/21/24	MSC	NZD	80	48,583	47,613	970	—
Expiring 08/21/24	MSC	NZD	70	42,653	41,662	991	—
Expiring 08/21/24	MSC	NZD	70	42,675	41,662	1,013	—
Expiring 08/21/24	MSC	NZD	70	41,678	41,662	16	—
Expiring 08/21/24	MSC	NZD	60	35,449	35,710	—	(261)
Expiring 08/21/24	MSC	NZD	50	30,384	29,758	626	—
Expiring 08/21/24	MSC	NZD	40	24,061	23,807	254	—
Expiring 08/21/24	MSC	NZD	40	24,084	23,807	277	—
Expiring 08/21/24	MSC	NZD	30	18,141	17,855	286	—
Expiring 08/21/24	MSC	NZD	20	12,042	11,904	138	—
Expiring 08/21/24	MSC	NZD	20	12,042	11,904	138	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 08/21/24	MSC	NZD	20	$12,187	$11,904	$283	$—
Expiring 08/21/24	MSC	NZD	10	6,093	5,951	142	—
Expiring 08/21/24	MSC	NZD	10	6,085	5,952	133	—
Expiring 08/21/24	MSC	NZD	10	6,074	5,952	122	—
Expiring 08/21/24	MSC	NZD	10	6,074	5,952	122	—
Norwegian Krone,
Expiring 08/21/24	MSC	NOK	1,176	109,234	107,862	1,372	—
Expiring 08/21/24	MSC	NOK	1,073	97,831	98,407	—	(576)
Expiring 08/21/24	MSC	NOK	933	87,066	85,528	1,538	—
Expiring 08/21/24	MSC	NOK	815	76,241	74,722	1,519	—
Expiring 08/21/24	MSC	NOK	593	54,132	54,367	—	(235)
Expiring 08/21/24	MSC	NOK	588	54,616	53,930	686	—
Expiring 08/21/24	MSC	NOK	587	54,758	53,864	894	—
Expiring 08/21/24	MSC	NOK	475	43,288	43,539	—	(251)
Expiring 08/21/24	MSC	NOK	470	43,693	43,144	549	—
Expiring 08/21/24	MSC	NOK	468	43,667	42,949	718	—
Expiring 08/21/24	MSC	NOK	464	43,357	42,568	789	—
Expiring 08/21/24	MSC	NOK	358	32,708	32,845	—	(137)
Expiring 08/21/24	MSC	NOK	357	32,524	32,713	—	(189)
Expiring 08/21/24	MSC	NOK	353	32,654	32,387	267	—
Expiring 08/21/24	MSC	NOK	239	21,740	21,918	—	(178)
Expiring 08/21/24	MSC	NOK	236	21,831	21,609	222	—
Expiring 08/21/24	MSC	NOK	236	21,667	21,688	—	(21)
Expiring 08/21/24	MSC	NOK	235	21,818	21,579	239	—
Expiring 08/21/24	MSC	NOK	234	21,834	21,475	359	—
Expiring 08/21/24	MSC	NOK	233	21,788	21,354	434	—
Expiring 08/21/24	MSC	NOK	232	21,673	21,265	408	—
Expiring 08/21/24	MSC	NOK	119	10,837	10,920	—	(83)
Expiring 08/21/24	MSC	NOK	118	10,833	10,843	—	(10)
Expiring 08/21/24	MSC	NOK	118	10,916	10,805	111	—
Expiring 08/21/24	MSC	NOK	118	10,906	10,798	108	—
Philippine Peso,
Expiring 08/22/24	MSC	PHP	1,174	20,000	20,106	—	(106)
Expiring 08/22/24	MSC	PHP	1,167	20,000	19,983	17	—
Polish Zloty,
Expiring 08/21/24	MSC	PLN	86	21,770	21,653	117	—
Expiring 08/21/24	MSC	PLN	86	21,752	21,635	117	—
Expiring 08/21/24	MSC	PLN	86	21,879	21,676	203	—
Expiring 08/21/24	MSC	PLN	86	21,752	21,635	117	—

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 08/21/24	MSC	PLN	85	$21,728	$21,560	$168	$—
Singapore Dollar,
Expiring 08/21/24	MSC	SGD	1,643	1,220,000	1,230,834	—	(10,834)
Expiring 08/21/24	MSC	SGD	216	160,000	161,421	—	(1,421)
Expiring 08/21/24	MSC	SGD	188	140,225	140,741	—	(516)
Expiring 08/21/24	MSC	SGD	162	120,000	121,066	—	(1,066)
Expiring 08/21/24	MSC	SGD	81	60,088	60,468	—	(380)
Expiring 08/21/24	MSC	SGD	54	40,089	40,182	—	(93)
Expiring 08/21/24	MSC	SGD	27	20,035	20,107	—	(72)
Expiring 08/21/24	MSC	SGD	27	20,027	20,098	—	(71)
Expiring 08/21/24	MSC	SGD	27	20,012	20,130	—	(118)
Expiring 08/21/24	MSC	SGD	27	20,039	20,092	—	(53)
Expiring 08/21/24	MSC	SGD	27	20,032	20,104	—	(72)
Expiring 08/21/24	MSC	SGD	27	20,034	20,149	—	(115)
Expiring 08/21/24	MSC	SGD	27	20,027	20,098	—	(71)
Expiring 08/21/24	MSC	SGD	27	20,032	20,145	—	(113)
Expiring 08/21/24	MSC	SGD	27	20,039	20,092	—	(53)
Expiring 08/21/24	MSC	SGD	27	20,029	20,156	—	(127)
Expiring 08/21/24	MSC	SGD	27	20,044	20,097	—	(53)
Expiring 08/21/24	MSC	SGD	27	20,028	20,099	—	(71)
South African Rand,
Expiring 08/21/24	MSC	ZAR	368	19,969	20,168	—	(199)
Expiring 08/21/24	MSC	ZAR	368	19,969	20,168	—	(199)
Expiring 08/21/24	MSC	ZAR	368	19,978	20,162	—	(184)
Expiring 08/21/24	MSC	ZAR	367	19,962	20,097	—	(135)
Expiring 08/21/24	MSC	ZAR	365	19,982	20,022	—	(40)
Expiring 08/21/24	MSC	ZAR	365	19,970	19,998	—	(28)
South Korean Won,
Expiring 08/21/24	MSC	KRW	331,625	240,000	242,254	—	(2,254)
Expiring 08/21/24	MSC	KRW	276,354	200,000	201,878	—	(1,878)
Expiring 08/21/24	MSC	KRW	69,088	50,000	50,470	—	(470)
Expiring 08/21/24	MSC	KRW	41,398	30,000	30,242	—	(242)
Expiring 08/21/24	MSC	KRW	27,742	20,000	20,266	—	(266)
Expiring 08/21/24	MSC	KRW	27,700	20,000	20,235	—	(235)
Expiring 08/21/24	MSC	KRW	27,700	20,000	20,235	—	(235)
Expiring 08/21/24	MSC	KRW	27,681	20,000	20,221	—	(221)
Expiring 08/21/24	MSC	KRW	27,674	20,000	20,216	—	(216)
Expiring 08/21/24	MSC	KRW	27,669	20,000	20,212	—	(212)
Expiring 08/21/24	MSC	KRW	27,662	20,000	20,207	—	(207)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/21/24	MSC	KRW	27,659	$20,000	$20,205	$—	$(205)
Expiring 08/21/24	MSC	KRW	27,573	20,000	20,142	—	(142)
Swedish Krona,
Expiring 08/21/24	MSC	SEK	5,929	553,818	554,278	—	(460)
Expiring 08/21/24	MSC	SEK	3,251	303,661	303,867	—	(206)
Expiring 08/21/24	MSC	SEK	2,574	239,625	240,642	—	(1,017)
Expiring 08/21/24	MSC	SEK	2,072	196,314	193,723	2,591	—
Expiring 08/21/24	MSC	SEK	1,272	120,234	118,889	1,345	—
Expiring 08/21/24	MSC	SEK	913	87,398	85,326	2,072	—
Expiring 08/21/24	MSC	SEK	821	76,078	76,753	—	(675)
Expiring 08/21/24	MSC	SEK	701	65,465	65,510	—	(45)
Expiring 08/21/24	MSC	SEK	576	54,759	53,867	892	—
Expiring 08/21/24	MSC	SEK	574	54,654	53,673	981	—
Expiring 08/21/24	MSC	SEK	571	54,264	53,362	902	—
Expiring 08/21/24	MSC	SEK	462	43,634	43,223	411	—
Expiring 08/21/24	MSC	SEK	456	43,681	42,645	1,036	—
Expiring 08/21/24	MSC	SEK	357	33,150	33,397	—	(247)
Expiring 08/21/24	MSC	SEK	351	32,622	32,768	—	(146)
Expiring 08/21/24	MSC	SEK	351	32,675	32,814	—	(139)
Expiring 08/21/24	MSC	SEK	348	32,487	32,509	—	(22)
Expiring 08/21/24	MSC	SEK	346	32,754	32,373	381	—
Expiring 08/21/24	MSC	SEK	233	21,803	21,821	—	(18)
Expiring 08/21/24	MSC	SEK	233	21,803	21,821	—	(18)
Expiring 08/21/24	MSC	SEK	233	21,812	21,754	58	—
Expiring 08/21/24	MSC	SEK	233	21,812	21,754	58	—
Expiring 08/21/24	MSC	SEK	231	21,836	21,582	254	—
Expiring 08/21/24	MSC	SEK	119	11,050	11,132	—	(82)
Expiring 08/21/24	MSC	SEK	116	10,903	10,800	103	—
Expiring 08/21/24	MSC	SEK	114	10,890	10,670	220	—
Swiss Franc,
Expiring 08/21/24	MSC	CHF	1,939	2,170,000	2,214,630	—	(44,630)
Expiring 08/21/24	MSC	CHF	1,260	1,410,000	1,438,999	—	(28,999)
Expiring 08/21/24	MSC	CHF	409	461,544	467,394	—	(5,850)
Expiring 08/21/24	MSC	CHF	322	360,000	367,404	—	(7,404)
Expiring 08/21/24	MSC	CHF	302	340,859	345,066	—	(4,207)
Expiring 08/21/24	MSC	CHF	169	190,555	192,907	—	(2,352)
Expiring 08/21/24	MSC	CHF	89	100,000	102,057	—	(2,057)
Expiring 08/21/24	MSC	CHF	63	70,352	71,920	—	(1,568)
Expiring 08/21/24	MSC	CHF	63	70,225	71,547	—	(1,322)

PGIM Wadhwani Systematic Absolute Return Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 08/21/24	MSC	CHF	62	$70,201	$70,629	$—	$(428)
Expiring 08/21/24	MSC	CHF	35	40,155	40,496	—	(341)
Expiring 08/21/24	MSC	CHF	35	40,055	40,294	—	(239)
Expiring 08/21/24	MSC	CHF	27	30,155	30,822	—	(667)
Expiring 08/21/24	MSC	CHF	18	19,836	20,160	—	(324)
Expiring 08/21/24	MSC	CHF	9	10,051	10,273	—	(222)
Expiring 08/21/24	MSC	CHF	—*	50	51	—	(1)
Thai Baht,
Expiring 08/21/24	MSC	THB	7,984	220,000	224,373	—	(4,373)
Expiring 08/21/24	MSC	THB	1,445	40,116	40,609	—	(493)
Expiring 08/21/24	MSC	THB	723	20,047	20,333	—	(286)
Expiring 08/21/24	MSC	THB	723	20,047	20,333	—	(286)
Expiring 08/21/24	MSC	THB	721	20,093	20,258	—	(165)
Expiring 08/21/24	MSC	THB	720	20,045	20,243	—	(198)
Expiring 08/21/24	MSC	THB	719	20,046	20,201	—	(155)
Expiring 08/21/24	MSC	THB	363	10,000	10,199	—	(199)
Expiring 08/21/24	MSC	THB	2	63	64	—	(1)
				$33,278,923	$33,419,847	149,301	(290,225)
						$294,706	$(416,213)
* Less than 500.
Cross currency exchange contracts outstanding at July 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
08/21/24	Buy	EUR	130	NOK	1,502	$3,077	$—	MSC
08/21/24	Buy	EUR	520	CZK	13,207	680	—	MSC
08/21/24	Buy	EUR	810	SEK	9,243	13,439	—	MSC
08/21/24	Buy	HUF	165,689	EUR	420	—	(254)	MSC
08/21/24	Buy	PLN	171	EUR	40	—	(275)	MSC
08/21/24	Buy	PLN	213	EUR	50	—	(344)	MSC
08/21/24	Buy	PLN	2,731	EUR	640	—	(4,406)	MSC
						$17,196	$(5,279)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).